Borrowings (Tables)	12 Months Ended
Oct. 31, 2021
Borrowings [Abstract]
Borrowings
	October 31, 2021	October 31, 2020
	$m	$m
Bank loan secured	4,608.0	4,733.2
Unamortized prepaid facility arrangement fees and original issue discounts	(59.6)	(92.9)
Carrying value	4,548.4	4,640.3

	October 31, 2021			October 31, 2020
	Bank loan secured	Unamortized prepaid facility arrangement fees and original issue discounts	Total	Bank loan secured	Unamortized prepaid facility arrangement fees and original issue discounts	Total
Reported within:	$m	$m	$m	$m	$m	$m
Current liabilities	42.0	(17.7)	24.3	34.2	(12.8)	21.4
Non-current liabilities	4,566.0	(41.9)	4,524.1	4,699.0	(80.1)	4,618.9
	4,608.0	(59.6)	4,548.4	4,733.2	(92.9)	4,640.3

Movements on the Group Loans
The movements on the Group loans in the year were as follows:

	term loan B-1 EUR	term loan B-2 USD	term loan B-3 USD	term loan B-4 USD	Seattle Spinco term loan B	Euro term loan B	Revolving Facility	Total
	$m	$m	$m	$m	$m	$m	$m	$m
At November 1, 2020	700.3	-	368.2	650.0	2,486.3	528.4	-	4,733.2
Draw downs	-	-	-	-	-	-	-	-
Repayments	(17.9)	-	(8.7)	(16.3)	(58.4)	(12.8)	-	(114.1)
Foreign exchange	(6.4)	-	-	-	-	(4.7)	-	(11.1)
At October 31, 2021	676.0	-	359.5	633.7	2,427.9	510.9	-	4,608.0

At November 1, 2019	-	1,414.7	368.2	-	2,486.3	505.8	-	4,775.0
Draw downs	665.8	-	-	650.0	-	-	175.0	1,490.8
Repayments	-	(1,414.7)	-	-	-	-	(175.0)	(1,589.7)
Foreign exchange	34.5	-	-	-	-	22.6	-	57.1
At October 31, 2020	700.3	-	368.2	650.0	2,486.3	528.4	-	4,733.2